Discontinued operations and assets held for sale - Fidelta, Gain on disposal of subsidiaries (Details) - EUR (€) € in Thousands		12 Months Ended
	Jan. 04, 2021	Dec. 31, 2021
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Gain on disposal		€ 22,191
Fidelta
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Cash received	€ 37,080
Net assets disposed of	(13,658)
Effect of cumulative translation adjustments reclassified from equity on loss of control	(731)
Costs associated to the sale	(500)
Gain on disposal	€ 22,191	€ 22,191